Shareholders' Equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	111,359
Number of other equity instruments outstanding in share-based payment arrangement at end of year	107,257	111,359
DSU plan
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	94,836	119,429
Granted	1,540	13,975
Settled		(38,568)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	96,376	94,836
DSU liability | $	$ 20.0	$ 11.1